June 8, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:

 Enclosed is the 31st Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Whitehall Funds (the "Trust"). The purpose of today's filing is to realign its Investment Advisory Team for the Vanguard Mid-Cap Growth Fund.

  Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of August 7, 2006. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have designated for this 485(a) filing.

  Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.




Sincerely,




Judith L. Gaines
Associate Counsel

cc: Christian Sandoe, Esquire
U.S. Securities & Exchange Commission